PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-          PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$108.1	$91.0
Office furniture and equipment	11.8	12.2
Building	78.7	78.7
Leasehold improvements	33.4	32.1
	232.0	214.0
Accumulated depreciation	151.2	133.6

Property and equipment, net	$80.8	$80.4